Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Additional paid-in capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income	Total Farmmi, Inc.'s Shareholders' Equity	Non-Controlling Interest	Total
Balance at Sep. 30, 2020	$ 20,518	$ 20,335,228	$ 972,092	$ 6,770,426	$ 186,912	$ 28,285,176	$ 869,981	$ 29,155,157
Balance (in shares) at Sep. 30, 2020	820,708
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expenses (in shares)	23,864
Share-based compensation expenses	$ 597	804,813				805,410		805,410
Issuance of common shares, net	$ 6,469	6,702,571				6,709,040		6,709,040
Issuance of common shares, net (in shares)	258,779
Foreign currency translation gain					1,153,975	1,153,975	33,320	1,187,295
Net income (loss)				1,362,616		1,362,616	(677)	1,361,939
Statutory reserve			3,217	(3,217)
Balance at Mar. 31, 2021	$ 27,584	27,842,612	975,309	8,129,825	1,340,887	38,316,217	902,624	39,218,841
Balance (in shares) at Mar. 31, 2021	1,103,351
Balance at Sep. 30, 2021	$ 557,781	147,088,227	973,555	9,127,377	2,128,972	159,875,912	916,506	160,792,418
Balance (in shares) at Sep. 30, 2021	22,311,215
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expenses (in shares)	400,000
Share-based compensation expenses	$ 10,000	1,997,328				2,007,328		2,007,328
Issuance of common shares, net	$ 30,000	5,970,000				6,000,000		$ 6,000,000
Issuance of common shares, net (in shares)	1,200,000							30,000,000
Foreign currency translation gain					2,430,396	2,430,396		$ 2,430,396
Reverse share-split adjustment	$ (106)	106
Reverse share-split adjustment (Shares)	(4,230)
Disposal of a subsidiary		(2,893,001)		3,732,392	82,449	921,840	$ (916,506)	5,334
Net income (loss)				(586,938)		(586,938)		(586,939)
Statutory reserve			17,144	(17,144)
Balance at Mar. 31, 2022	$ 597,675	$ 152,162,660	$ 990,699	$ 12,255,687	$ 4,641,817	$ 170,648,538		$ 170,648,538
Balance (in shares) at Mar. 31, 2022	23,906,985